Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000	$ 250,000,000.0
Term of agreement extensions	1 year
Accounts receivable sold during period	$ 80,000,000		$ 50,000,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period	$ 52,300,000		$ 51,400,000